Expense Example	Eaton Vance Arizona Municipal Income Fund Class A 1 Year	Eaton Vance Arizona Municipal Income Fund Class A 3 Years	Eaton Vance Arizona Municipal Income Fund Class A 5 Years	Eaton Vance Arizona Municipal Income Fund Class A 10 Years	Eaton Vance Arizona Municipal Income Fund Class C 1 Year	Eaton Vance Arizona Municipal Income Fund Class C 3 Years	Eaton Vance Arizona Municipal Income Fund Class C 5 Years	Eaton Vance Arizona Municipal Income Fund Class C 10 Years	Eaton Vance Arizona Municipal Income Fund Class I 1 Year	Eaton Vance Arizona Municipal Income Fund Class I 3 Years	Eaton Vance Arizona Municipal Income Fund Class I 5 Years	Eaton Vance Arizona Municipal Income Fund Class I 10 Years	Eaton Vance Connecticut Municipal Income Fund Class A 1 Year	Eaton Vance Connecticut Municipal Income Fund Class A 3 Years	Eaton Vance Connecticut Municipal Income Fund Class A 5 Years	Eaton Vance Connecticut Municipal Income Fund Class A 10 Years	Eaton Vance Connecticut Municipal Income Fund Class C 1 Year	Eaton Vance Connecticut Municipal Income Fund Class C 3 Years	Eaton Vance Connecticut Municipal Income Fund Class C 5 Years	Eaton Vance Connecticut Municipal Income Fund Class C 10 Years	Eaton Vance Connecticut Municipal Income Fund Class I 1 Year	Eaton Vance Connecticut Municipal Income Fund Class I 3 Years	Eaton Vance Connecticut Municipal Income Fund Class I 5 Years	Eaton Vance Connecticut Municipal Income Fund Class I 10 Years	Eaton Vance Minnesota Municipal Income Fund Class A 1 Year	Eaton Vance Minnesota Municipal Income Fund Class A 3 Years	Eaton Vance Minnesota Municipal Income Fund Class A 5 Years	Eaton Vance Minnesota Municipal Income Fund Class A 10 Years	Eaton Vance Minnesota Municipal Income Fund Class C 1 Year	Eaton Vance Minnesota Municipal Income Fund Class C 3 Years	Eaton Vance Minnesota Municipal Income Fund Class C 5 Years	Eaton Vance Minnesota Municipal Income Fund Class C 10 Years	Eaton Vance Minnesota Municipal Income Fund Class I 1 Year	Eaton Vance Minnesota Municipal Income Fund Class I 3 Years	Eaton Vance Minnesota Municipal Income Fund Class I 5 Years	Eaton Vance Minnesota Municipal Income Fund Class I 10 Years	Eaton Vance Municipal Opportunities Fund Class A 1 Year	Eaton Vance Municipal Opportunities Fund Class A 3 Years	Eaton Vance Municipal Opportunities Fund Class A 5 Years	Eaton Vance Municipal Opportunities Fund Class A 10 Years	Eaton Vance Municipal Opportunities Fund Class C 1 Year	Eaton Vance Municipal Opportunities Fund Class C 3 Years	Eaton Vance Municipal Opportunities Fund Class C 5 Years	Eaton Vance Municipal Opportunities Fund Class C 10 Years	Eaton Vance Municipal Opportunities Fund Class I 1 Year	Eaton Vance Municipal Opportunities Fund Class I 3 Years	Eaton Vance Municipal Opportunities Fund Class I 5 Years	Eaton Vance Municipal Opportunities Fund Class I 10 Years	Eaton Vance New Jersey Municipal Income Fund Class A 1 Year	Eaton Vance New Jersey Municipal Income Fund Class A 3 Years	Eaton Vance New Jersey Municipal Income Fund Class A 5 Years	Eaton Vance New Jersey Municipal Income Fund Class A 10 Years	Eaton Vance New Jersey Municipal Income Fund Class C 1 Year	Eaton Vance New Jersey Municipal Income Fund Class C 3 Years	Eaton Vance New Jersey Municipal Income Fund Class C 5 Years	Eaton Vance New Jersey Municipal Income Fund Class C 10 Years	Eaton Vance New Jersey Municipal Income Fund Class I 1 Year	Eaton Vance New Jersey Municipal Income Fund Class I 3 Years	Eaton Vance New Jersey Municipal Income Fund Class I 5 Years	Eaton Vance New Jersey Municipal Income Fund Class I 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class A 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class A 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class C 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class C 10 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 1 Year	Eaton Vance Pennsylvania Municipal Income Fund Class I 3 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 5 Years	Eaton Vance Pennsylvania Municipal Income Fund Class I 10 Years
USD ($)	397	551	718	1,202	251	468	808	1,565	55	173	302	677	395	545	707	1,179	249	462	797	1,543	51	160	280	628	394	542	702	1,167	248	459	792	1,531	51	160	280	628	417	624	849	1,493	271	542	938	1,848	69	231	406	913	396	548	713	1,190	250	465	803	1,554	53	167	291	653	408	584	776	1,328	262	502	866	1,688	65	205	357	798